Schedule of Restricted Stock Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense			$ 2,032	$ 628
Restricted Stock Awards RSA [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of Awards Nonvested, Beginning	2,334,440	1,067,125	1,067,125
Weighted Average Grant Date Fair Value Nonvested, Beginning	$ 1.24	$ 0.52	$ 0.52
Number of Awards, Granted			2,566,043
Weighted Average Grant Date Fair Value, Granted			$ 1.33
Number of Awards, Vested			(1,239,078)
Weighted Average Grant Date Fair Value, Vested			$ 0.84
Number of Awards, Cancelled			(59,650)
Weighted Average Grant Date Fair Value, Cancelled			$ 0.43
Number of Awards Nonvested, Ending			2,334,440	1,067,125
Weighted Average Grant Date Fair Value Nonvested, Ending			$ 1.24	$ 0.52
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 15	$ 3
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	326	201
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	36	3
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	54	1
Location, Statement of Income, Balance [Axis]: us-gaap:ShareBasedCompensation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 431	$ 208